Pro-forma Adjustments (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
		Mar. 23, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 08, 2017	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Cash and cash equivalents			$ 9,425,699	$ 9,631,520	$ 4,155,444	$ 5,442,036	$ 6,700,000	$ 3,054,308		$ 4,329,496
Contingent real estate liability
Gain on bargain purchase				$ 1,725,881
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member]
Cash and cash equivalents
Contingent real estate liability
Land		$ 1,000,000
Building		3,000,000
Inventory		96,049
STC-MEMS equipment		2,124,650
Customer relationships		81,773
Gain on bargain purchase		$ 1,725,881
Pro Forma Adjustments [Member]
Cash and cash equivalents	[1]								$ (2,846,049)
Contingent real estate liability	[1]								$ 1,730,542
Payment for related party transactions	[2]		$ (48,000)

[1]	To record the payment of $2,846,049 and the assumption of a contingent real estate liability of $1,730,542 by Akoustis for the purchase of real estate with an appraised value of $4,000,000, fixed assets with an appraised value of $2,124,650; inventory for $96,049, and customer relationships of $81,773, resulting in a bargain purchase option of $1,725,881.
[2]	To eliminate related party transactions of $48,000 for Akoustis Inc. payment of fabrication services invoices to RF-SUNY in the nine-month period ending March 31, 2017.